Debt	12 Months Ended
Mar. 31, 2023
Short-term borrowings and current portion of long-term debt [Member]
Statement [line items]
Debt
21.	Short-term borrowings and current portion of long-term debt
Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2023		2023		2022
			(In millions)
Commercial paper	US$	589.8	Rs.	48,466.2	Rs.	58,571.8
Loans from banks/financial institutions		1,116.1		91,722.1		112,802.0
Inter-corporate deposits		5.8		480.0		2,410.0
Current portion of long-term debt (refer note 22)		2,786.6		228,978.3		245,394.9

Total	US$	4,498.3	Rs.	369,646.6	Rs.	419,178.7

Long-term debt [Member]
Statement [line items]
Debt
22.	Long-term debt
Long-term debt consists of the following:

	As at March 31,
	2023		2023		2022

	(In millions)
Non-convertible debentures	US$	1,377.3	Rs.	113,174.3	Rs.	131,126.3
Perpetual debentures		212.3		17,440.9		17,182.0
Collateralized debt obligations		9.1		748.7		11,825.4
Buyers credit from banks at floating interest rate		310.3		25,500.0		40,583.7
Loan from banks/financial institutions		5,149.4		423,126.5		439,985.5
Senior notes		6,443.6		529,471.2		576,219.0
Others		77.5		6,366.7		5,956.5

Total		13,579.5		1,115,828.3		1,222,878.4
Less: current portion (refer note 21)		2,786.6		228,978.3		245,394.9

Long-term debt	US$	10,792.9	Rs.	886,850.0	Rs.	977,483.5

As at March 31, 2023, Short-term and long-term debt includes secured borrowings of Rs.22,933.9 million (Rs
.
48,012.5 million as at March 31, 2022) and Rs.111,533.6 million (Rs.151,366.9 million as at March 31, 2022) respectively.
Following assets are pledged as collateral/security against the borrowings:

	As at March 31,
	2023		2023		2022

	(In millions)
Other current assets (i.e. Inventory and Trade receivables)	US$	23.0	Rs.	1,892.2	Rs.	8,078.8
Finance receivables		2,770.7		227,666.9		254,877.3
Property, plant and equipment		276.4		22,712.9		58,287.8

Total	US$	3,070.1	Rs.	252,272.0	Rs.	321,243.9

Collateralized debt obligations
Collateralised debt obligation represent amount received against finance receivables securitised/assigned, which does not qualify for derecognition. The repayments are due from financial year ending March 31, 2025 to March 31, 2026.
Non-convertible
debentures
The interest rate on
non-convertible
debentures range from 6.56% to 11.33% p.a. and maturity ranging from May 2022 to May 2029.
Perpetual debentures
Perpetual debenture amounting to Rs.17,440.9 million included within long-term borrowing in note 22 bear interest rate ranging from 7.30% to 8.75% having simultaneous call/put option after 4/5th year from the date of issuance.
Buyers credit
The buyers line of credit from banks is repayable within seven years from drawdown dates.
Loan from banks / financial institutions
Certain of the Company’s loans set limits on and/or require prior lender consent for, among other things, undertaking new projects, issuing new securities, changes in management, mergers, sale of undertakings and investment in subsidiaries. In addition, certain negative covenants may limit Company’s ability to borrow additional funds or to incur additional liens, and/or provide for increased costs in case of breach. Certain of the financing arrangements also include financial covenants to maintain certain debt-to-equity
ratios,
debt-to-earnings
ratios, liquidity ratios, capital expenditure ratios and debt coverage ratios.
Long term loans from banks / financial institutions maturity is ranging from April 2023 to October 2027. Floating Interest rates are based on marginal cost of funds lending rate (MCLR) and LIBOR. A reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (‘IBORs’) with alternative risk-free rates (‘RFR’) i.e. SONIA. There is no impact of interest rate benchmark reform as at March 31, 2023. This transition will take place in Fiscal 2024.
Commercial Paper
Commercial paper are unsecured short term papers issued at discount bearing no coupon interest. The yield on commercial paper issued by the Company ranges from 6.70% to 8.65%.
Senior notes (Euro MTF listed debt) JLR Entry
The senior notes of Jaguar Land Rover Automotive Plc (JLR) are listed on the Euro MTF market, which is a listed market regulated by the Luxembourg Stock Exchange. Details of the tranches of the senior notes outstanding at March 31, 2023 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions) As at March 31,
				2023			2022		Interest rate	Redeemable on
January 2013	USD	500	500	Rs.	—		Rs.	37,769.2	5.625%	February 2023
February 2015	GBP	400	400		—			39,715.3	3.875%	March 2023
January 2017	EUR	650	650		58,069.0	*		54,727.3	2.200%	January 2024
October 2017	USD	500	500		40,863.9			37,617.3	4.500%	March 2027
October 2018	EUR	500	500		31,090.9			35,370.2	4.500%	January 2026
November 2019	EUR	500	500		44,568.9			41,981.2	5.875%	November 2024
November 2019	EUR	500	500		45,007.7			42,561.9	6.875%	November 2026
October 2020	USD	700	700		57,153.3			52,552.8	7.750%	October 2025
December 2020	USD	650	650		52,982.4			48,745.8	5.875%	January 2028

July 2021	EUR	500	500		40,807.5			37,567.2	5.500%	July 2029
July 2021	EUR	500	500		44,439.8			41,894.3	4.500%	July 2028
Total				Rs.	414,983.4		Rs.	470,502.5

*	Classified as other current liabilities being maturity before March 31, 2024.

These senior notes are subject to customary covenants and events of default, which include, among other things, restrictions or limitations on the amount of cash which can be transferred outside the Jaguar Land Rover group of companies in the form of dividends, loans or investments.
Senior notes
(SGX-ST
listed debt)
The senior notes of Tata Motors Limited and TML Holdings Pte Ltd are listed on the
SGX-ST
market, which is a listed market regulated by the Singapore Stock Exchange. Details of the tranches of the senior notes outstanding at March 31, 2023 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2023		2022
October 2014	USD	250	250	Rs.	20,494.7	Rs.	18,768.6	5.750%	October 2024
June 2021	USD	425	425		34,862.8		31,994.6	4.350%	June 2026
November 2019	USD	300	300		24,592.4		22,739.3	5.875%	May 2025
July 2020	GBP	98	98		9,878.3		9,601.9	4.000%	July 2023
October 2020	USD	300	300		24,659.6		22,612.5	5.500%	June 2024

Total				Rs.	114,487.8	Rs.	105,716.9

Reconciliation of movements of liabilities to cash flows arising from financing activities:

	Short-term borrowings		Long-term borrowings		Total
Balance at April 1, 2021	Rs.	427,917.4	Rs.	931,019.7	Rs.	1,358,937.1
Proceeds from issuance of debt		168,967.8		315,212.0		484,179.8
Repayment of debt		(214,360.4)		(233,558.0)		(447,918.4)
Reclassification of debt		34,104.4		(34,104.4)		—
Foreign exchange		(822.4)		(5,077.1)		(5,899.5)
Amortisation / EIR adjustment of prepaid borrowing costs (net)		3,371.9		3,991.3		7,363.2

Balance at March 31, 2022	Rs.	419,178.7	Rs.	977,483.5	Rs.	1,396,662.2

Proceeds from issuance of debt		281,254.5		165,619.3		446,873.8
Repayment of debt		(317,515.5)		(315,594.6)		(633,110.1)
Reclassification of debt		(16,416.9)		16,416.9		—
Foreign exchange		1,613.6		41,052.3		42,665.9
Amortisation / EIR adjustment of prepaid borrowing costs (net)		1,532.2		1,872.6		3,404.8

Balance at March 31, 2023	Rs.	369,646.6	Rs.	886,850.0	Rs.	1,256,496.6

	US$	4,498.6	US$	10,792.9	US$	15,291.4